Employee Benefits (Details) - Schedule of employee benefits - CHF (SFr)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Employee Benefits Abstract
Salaries	SFr 1,439,578	SFr 812,158	SFr 1,865,633	SFr 1,260,359	SFr 1,832,382
Pension costs	132,784	66,002	166,993	156,843	147,768
Share based compensation expense	180,808	969,739
Other employee costs and social benefits	157,358	257,108
Total employee benefits	SFr 1,910,528	SFr 2,105,007	SFr 3,745,328	SFr 1,932,188	SFr 2,384,250